Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Trade and Other Receivables
Trade and other receivables as of December 31, 2019 and 2018 are as follows:

	December 31, 2019	December 31, 2018
Trade	$222,694	$258,186
Employee advances	3,267	4,848
Other (1)	72,331	73,056

	$298,292	$336,090
Less provision for expected credit losses	(42,001)	(12,430)

Total	$256,291	$323,660

Net current	$233,722	$288,157
Net non-current	22,569	35,503

Total	$256,291	$323,660

Trade receivables are
non-interest
bearing.

(1)
As of December 31, 2019, corresponds mainly to accounts receivable to Chelsea Securities S.A. for $34,980. As of December 31, 2018, corresponds mainly to amounts charged to Rolls Royce to contractual rights acquired in connection with failures in Trent 100 engines. As of December 31, 2019, the carrying amount is $11,409.

Summary of Changes in Allowance for Doubtful Accounts
Changes during the year in the provision for expected credit losses for as follows:

	December 31, 2019	December 31, 2018
Balance at beginning of year	$12,430	$13,180
Adjustment implementation IFRS 9	—	(216)
Provision bad debt expense (1)	50,703	4,526
Reversal against the allowance	(21,132)	(5,060)

Total	$42,001	$12,430

(1)
As December 31, 2019, includes impairment of the account receivable assigned by Grupo Aeromar SA of CV to Chelsea Securities, S.A., this account receivable is unsecured, originated in a potential investment of the Group in the Mexican market, a decision to the invest wasn’t approved ($34,980).

Summary of Aging of Accounts Receivables
The aging of trade receivables at the end of the reporting period is as follows:

	December 31, 2019	December 31, 2018
Neither past due nor impaired	$129,732	$169,589
Past due 1–30 days	24,259	33,721
Past due 31–90 days	16,896	17,506
Past due 91 days	51,807	37,370

Total trade	$222,694	$258,186
Less provision for expected credit losses	(7,021)	(12,430)

Trade receivables, net of expected credit losses	$215,673	$245,756